NET REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Licensing			$ 100
Commercialization of product	$ 4,671	$ 3,240
Promotional services	3,689	767
Other Revenues			1
Total Net Revenues	$ 8,360	$ 4,007	$ 101